LEASES (Details Narrative)	Jun. 30, 2024	Dec. 31, 2023
Operating lease, remaining lease term	3 years 29 days	3 years 6 months 29 days
Minimum [Member]
Finance lease, remaining lease term	1 year 9 months	2 years 3 months
Imputed interest, rate	8.02%	7.97%
Maximum [Member]
Finance lease, remaining lease term	3 years 6 months	4 years
Imputed interest, rate	8.07%	8.13%